General, Administrative and Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Personnel and social contributions	345,299	326,849	274,484
Office expenses	50,978	55,311	47,197
Audit and consulting services	28,648	29,330	26,430
Depreciation	23,908	23,257	24,262
Social expenses	23,890	48,487	24,190
Consumables	18,284	23,393	14,410
Banking charges and services	17,546	17,271	13,891
Settlement of litigation	16,608	—	—
Rent	10,463	12,520	7,776
Business trips	7,896	10,704	9,320
Insurance	7,574	8,025	7,077
Mitigation of accidents consequences	4,388	17,786	3,685
Contributions to Mechel Fund	—	8,915	—
Obligation for stream mitigation	—	8,364	51
Disposals of property, plant and equipment	(5,311)	(7,428)	783
Other	37,521	26,063	29,437

Total general, administrative and other operating expenses	587,692	608,847	482,993